GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%
Brazil – 6.8%
87,600	AES Tiete Energia SA (Utilities)*	$ 311,937
149,600	B3 SA - Brasil Bolsa Balcao (Diversified Financials)	1,683,725
239,500	Banco do Brasil SA (Banks)*	2,714,549
352,578	Banco do Estado do Rio Grande do Sul SA (Preference) Class B (Banks)(a)	1,653,970
112,700	BB Seguridade Participacoes SA (Insurance)	915,263
166,000	Cia de Saneamento de Minas Gerais-COPASA (Utilities)*	2,612,525
926,062	Cia de Transmissao de Energia Eletrica Paulista (Preference) (Utilities)(a)	4,800,489
424,500	Cia Hering (Consumer Durables & Apparel)	2,460,209
377,500	Cia Paranaense de Energia (Preference) (Utilities)(a)	6,471,781
1,483,740	Construtora Tenda SA (Consumer Durables & Apparel)	12,396,259
516,200	Cosan Ltd. Class A (Energy)*	11,402,858
1,697,200	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Consumer Durables & Apparel)	12,602,382
30,100	Even Construtora e Incorporadora SA (Consumer Durables & Apparel)*	117,586
44,100	Hypera SA (Pharmaceuticals, Biotechnology & Life Sciences)*	366,281
8,094,000	Itausa - Investimentos Itau SA (Preference) (Banks)(a)	24,305,058
4,190,928	Petrobras Distribuidora SA (Retailing)*	28,183,516
419,100	Telefonica Brasil SA ADR (Telecommunication Services)	5,817,108
275,700	WEG SA (Capital Goods)	2,537,089

		121,352,585

Chile – 0.0%
4,249,196	Cia Sud Americana de Vapores SA (Transportation)*	133,587
2,185,060	Colbun SA (Utilities)	318,080

		451,667

China – 35.4%
7,473,000	Agricultural Bank of China Ltd. Class H (Banks)	2,885,168
442,100	Alibaba Group Holding Ltd. ADR (Retailing)*	91,333,439
2,912,500	Anhui Conch Cement Co. Ltd. Class H (Materials)	18,589,589
1,595,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	13,886,363
3,947,000	Asia Cement China Holdings Corp. (Materials)	4,955,081
31,522,000	Bank of Communications Co. Ltd. Class H (Banks)	20,191,906

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
10,158,596	Bank of Nanjing Co. Ltd. Class A (Banks)	$ 11,850,913
5,190,000	China Aoyuan Group Ltd. (Real Estate)	6,916,482
26,200	China Biologic Products Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	3,036,580
3,056,000	China CITIC Bank Corp. Ltd. Class H (Banks)	1,595,257
245,500	China Conch Venture Holdings Ltd. (Capital Goods)	1,091,643
5,706,800	China Construction Bank Corp. Class A (Banks)	5,637,540
8,042,000	China Construction Bank Corp. Class H (Banks)	6,092,109
837,000	China Lesso Group Holdings Ltd. (Capital Goods)	1,075,871
130,200	China Life Insurance Co. Ltd. Class A (Insurance)	582,698
2,830,000	China Medical System Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,766,500
157,400	China Merchants Bank Co. Ltd. Class A (Banks)	805,177
5,904,000	China National Building Material Co. Ltd. Class H (Materials)	5,643,903
5,335,600	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	17,796,953
612,000	China Resources Cement Holdings Ltd. (Materials)	684,677
2,808,000	China Resources Land Ltd. (Real Estate)	11,681,068
5,019,000	China Yongda Automobiles Services Holdings Ltd. (Retailing)	5,325,146
1,715,000	CITIC Telecom International Holdings Ltd. (Telecommunication Services)	592,113
8,782,000	CNOOC Ltd. (Energy)	13,146,986
1,508,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,307,745
3,763,000	Far East Horizon Ltd. (Diversified Financials)	3,324,665
165,557	Financial Street Holdings Co. Ltd. Class A (Real Estate)	177,825
92,600	Foshan Haitian Flavouring & Food Co. Ltd. Class A (Food, Beverage & Tobacco)	1,407,762
1,949,594	Fujian Sunner Development Co. Ltd. Class A (Food, Beverage & Tobacco)	5,717,137
2,209,000	Great Wall Motor Co. Ltd. Class H (Automobiles & Components)	1,459,623

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,737,339	Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer Durables & Apparel)	$ 15,512,370
39,115,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	25,963,499
496,700	Industrial Bank Co. Ltd. Class A (Banks)	1,300,475
189,900	JD.com, Inc. ADR (Retailing)*	7,157,331
4,612,000	Jiangsu Expressway Co. Ltd. Class H (Transportation)	5,714,301
678,917	Jiangsu Hengrui Medicine Co. Ltd. Class A (Pharmaceuticals, Biotechnology & Life Sciences)	8,447,993
117,700	Jiangxi Copper Co. Ltd. Class A (Materials)	247,544
252,000	Jiangxi Copper Co. Ltd. Class H (Materials)	297,145
10,265,500	KWG Group Holdings Ltd. (Real Estate)*	13,293,246
8,478,000	Logan Property Holdings Co. Ltd. (Real Estate)	12,815,293
690,500	Longfor Group Holdings Ltd. (Real Estate)(b)	2,914,015
3,565,500	Luye Pharma Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)(b)	2,287,357
510,800	Momo, Inc. ADR (Media & Entertainment)	15,630,480
87,200	NetEase, Inc. ADR (Media & Entertainment)	27,970,272
3,444,479	New Hope Liuhe Co. Ltd. Class A (Food, Beverage & Tobacco)	8,730,601
101,400	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	12,325,170
23,322,000	PICC Property & Casualty Co. Ltd. Class H (Insurance)	24,941,733
862,706	Ping An Insurance Group Co. of China Ltd. Class A (Insurance)	9,889,359
3,336,500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	37,728,675
627,500	Poly Developments and Holdings Group Co. Ltd. Class A (Real Estate)	1,336,982
11,858,000	Postal Savings Bank of China Co. Ltd. Class H (Banks)(b)	7,378,583
2,644,000	Powerlong Real Estate Holdings Ltd. (Real Estate)	1,447,174
5,824,000	Shenzhen Expressway Co. Ltd. Class H (Transportation)	7,535,558
324,990	Shenzhen International Holdings Ltd. (Transportation)	649,186
1,609,000	Shimao Property Holdings Ltd. (Real Estate)	5,192,239
513,000	SITC International Holdings Co. Ltd. (Transportation)	604,285
1,166,500	Tencent Holdings Ltd. (Media & Entertainment)	55,630,625

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
319,800	Vipshop Holdings Ltd. ADR (Retailing)*	$ 4,071,054
1,524,000	Want Want China Holdings Ltd. (Food, Beverage & Tobacco)	1,257,986
7,009,000	Weichai Power Co. Ltd. Class H (Capital Goods)	12,270,878
350,617	Wuliangye Yibin Co. Ltd. Class A (Food, Beverage & Tobacco)	6,131,623
1,776,800	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(b)	10,183,500
1,964,000	Yuexiu Transport Infrastructure Ltd. (Transportation)	1,710,394
55,700	Yum China Holdings, Inc. (Consumer Services)	2,398,999
513,500	Zhongsheng Group Holdings Ltd. (Retailing)	1,889,853
5,308,200	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A (Capital Goods)	4,721,522
8,512,200	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H (Capital Goods)	6,249,661

		628,384,880

Colombia – 0.2%
50,903	Bancolombia SA ADR (Banks)	2,670,880

Czech Republic – 0.0%
67,961	Moneta Money Bank A/S (Banks)(b)	248,155

Greece – 0.3%
530,894	National Bank of Greece SA (Banks)*	1,685,188
321,078	OPAP SA (Consumer Services)	3,998,089

		5,683,277

Hong Kong – 0.1%
1,251,500	Kingboard Laminates Holdings Ltd. (Technology Hardware & Equipment)	1,278,636

Hungary – 0.1%
36,554	OTP Bank Nyrt. (Banks)	1,693,254

India – 7.3%
1,249,044	Adani Ports & Special Economic Zone Ltd. (Transportation)	6,450,152
73,302	Bajaj Holdings & Investment Ltd. (Diversified Financials)	3,543,615
329,767	Bata India Ltd. (Consumer Durables & Apparel)	8,316,156
14,913	Dr Lal PathLabs Ltd. (Health Care Equipment & Services)(b)	370,163
255,869	Dr Reddy’s Laboratories Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	11,176,358

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
22,422	Godfrey Phillips India Ltd. (Food, Beverage & Tobacco)	$ 379,120
163,874	Gujarat State Petronet Ltd. (Utilities)	582,398
22,104	HDFC Asset Management Co. Ltd. (Diversified Financials)(b)	979,808
52,275	Housing Development Finance Corp. Ltd. (Banks)	1,766,689
202,842	ICICI Bank Ltd. ADR (Banks)	2,957,436
1,907,391	Indian Oil Corp. Ltd. (Energy)	3,029,690
27,561	Info Edge India Ltd. (Media & Entertainment)	1,099,872
3,254,615	Infosys Ltd. ADR (Software & Services)	35,670,580
12,305	Ipca Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	216,102
558,544	Just Dial Ltd. (Media & Entertainment)*	4,382,256
61,684	Mahanagar Gas Ltd. (Utilities)	1,011,864
8,271	Multi Commodity Exchange of India Ltd. (Diversified Financials)	144,094
151,691	Muthoot Finance Ltd. (Diversified Financials)	1,617,175
3,364,530	Oil & Natural Gas Corp. Ltd. (Energy)	5,119,474
96,574	Oil India Ltd. (Energy)	174,848
589,097	Petronet LNG Ltd. (Energy)	2,197,119
15,304	Pfizer Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	889,351
50,960	Pidilite Industries Ltd. (Materials)	1,079,831
382,710	Power Grid Corp. of India Ltd. (Utilities)	1,002,128
4,575,680	REC Ltd. (Diversified Financials)	9,192,884
221,017	Torrent Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,968,120
5,298,283	Wipro Ltd. (Software & Services)	17,622,904
24,800	WNS Holdings Ltd. ADR (Software & Services)*	1,769,728

		128,709,915

Indonesia – 4.1%
998,500	Bank Central Asia Tbk. PT (Banks)	2,359,477
10,514,800	Bank Mandiri Persero Tbk. PT (Banks)	5,749,443
8,625,500	Bank Negara Indonesia Persero Tbk. PT (Banks)	4,519,223
96,096,100	Bank Rakyat Indonesia Persero Tbk. PT (Banks)	31,241,322
1,454,700	Indofood Sukses Makmur Tbk. PT (Food, Beverage & Tobacco)	833,524
2,222,200	Media Nusantara Citra Tbk. PT (Media & Entertainment)	257,284

Shares	Description	Value

Common Stocks – (continued)
Indonesia – (continued)
97,496,900	Telekomunikasi Indonesia Persero Tbk. PT (Telecommunication Services)	$ 27,043,407

		72,003,680

Mexico – 3.4%
50,642	Coca-Cola Femsa SAB de CV (Food, Beverage & Tobacco)	308,052
19,880	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	1,792,579
1,982,331	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation)	15,093,433
616,958	Grupo Aeroportuario del Pacifico SAB de CV Class B (Transportation)	7,625,327
36,930	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation)	7,119,735
9,295,316	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)*	19,170,621
3,121,600	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	9,061,404

		60,171,151

Peru – 0.5%
243,000	Southern Copper Corp. (Materials)	9,156,240

Philippines – 0.1%
873,700	First Gen Corp. (Utilities)	348,930
58,145	Globe Telecom, Inc. (Telecommunication Services)	2,161,992

		2,510,922

Poland – 1.4%
140,849	Asseco Poland SA (Software & Services)	2,319,558
174,471	CD Projekt SA (Media & Entertainment)	12,661,119
17,454	Cyfrowy Polsat SA (Media & Entertainment)	122,341
296,312	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	2,611,371
559,533	Powszechny Zaklad Ubezpieczen SA (Insurance)	5,797,233
8,055	Santander Bank Polska SA (Banks)	595,412

		24,107,034

Qatar – 0.2%
512,115	Commercial Bank PSQC (The) (Banks)	671,138
454,891	Qatar Fuel QSC (Energy)	2,751,085

		3,422,223

Russia – 3.9%
30,540,000	Inter RAO UES PJSC (Utilities)	2,755,156
329,262	LUKOIL PJSC ADR (Energy)	33,627,528

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Russia – (continued)
212,575	Mobile TeleSystems PJSC ADR (Telecommunication Services)	$ 2,166,139
862,600	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	1,483,234
147,481	Polyus PJSC (Materials)	18,025,263
146,490	Tatneft PJSC ADR (Energy)	10,514,320

		68,571,640

Saudi Arabia – 1.1%
351,140	Al Rajhi Bank (Banks)	6,198,072
123,048	Bank AlBilad (Banks)	893,672
2,047,433	Riyad Bank (Banks)	12,856,482
2,195	Saudia Dairy & Foodstuff Co. (Food, Beverage & Tobacco)	84,918

		20,033,144

Singapore – 0.0%
31,200	BOC Aviation Ltd. (Capital Goods)(b)	287,642

South Africa – 3.9%
908,797	Absa Group Ltd. (Banks)	8,270,234
286,814	African Rainbow Minerals Ltd. (Materials)	3,227,888
294,567	Anglo American Platinum Ltd. (Materials)	23,542,201
276,599	AngloGold Ashanti Ltd. ADR (Materials)	5,631,556
76,845	Clicks Group Ltd. (Food & Staples Retailing)	1,239,839
666,196	FirstRand Ltd. (Diversified Financials)	2,553,158
970,004	Gold Fields Ltd. ADR (Materials)	6,208,026
78,166	Kumba Iron Ore Ltd. (Materials)	1,807,402
493,484	Liberty Holdings Ltd. (Insurance)	3,472,160
570,804	Life Healthcare Group Holdings Ltd. (Health Care Equipment & Services)	952,323
6,388,725	Netcare Ltd. (Health Care Equipment & Services)(c)	8,534,759
87,747	Northam Platinum Ltd. (Materials)*	734,845
1,605,325	Old Mutual Ltd. (Insurance)(c)	1,880,657
289,993	RMB Holdings Ltd. (Diversified Financials)	1,419,667

		69,474,715

South Korea – 14.5%
80,770	AfreecaTV Co. Ltd. (Media & Entertainment)*	3,610,341
160,065	Cheil Worldwide, Inc. (Media & Entertainment)	2,840,437
10,218	Chongkundang Holdings Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	954,876
14,777	Com2uSCorp (Media & Entertainment)	1,247,340

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
4,111	Daelim Industrial Co. Ltd. (Capital Goods)*	$ 276,232
231,169	DB HiTek Co. Ltd. (Semiconductors & Semiconductor Equipment)*	5,175,994
62,715	Hana Financial Group, Inc. (Banks)	1,733,168
8,251	Handsome Co. Ltd. (Consumer Durables & Apparel)*	188,391
179,238	Hanwha Aerospace Co. Ltd. (Capital Goods)*	4,846,797
289,073	HS Industries Co. Ltd. (Consumer Durables & Apparel)*	2,716,413
2,045	Hugel, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	745,158
69,141	Huons Global Co. Ltd. (Health Care Equipment & Services)	1,745,319
90,548	Hyundai Mobis Co. Ltd. (Automobiles & Components)	17,314,917
141	Innox Advanced Materials Co. Ltd. (Semiconductors & Semiconductor Equipment)*	5,520
850,932	Kia Motors Corp. (Automobiles & Components)	28,942,608
254,101	Korea Aerospace Industries Ltd. (Capital Goods)*	6,353,329
153,836	Korea Investment Holdings Co. Ltd. (Diversified Financials)*	8,461,087
14,694	Korea Zinc Co. Ltd. (Materials)*	4,661,427
4,913	LEENO Industrial, Inc. (Semiconductors & Semiconductor Equipment)	332,412
57,250	LG Corp. (Capital Goods)*	3,376,830
255,757	LG Electronics, Inc. (Consumer Durables & Apparel)	13,946,151
317,982	LG HelloVision Co. Ltd. (Media & Entertainment)*	1,353,305
7,604	LS Industrial Systems Co. Ltd. (Capital Goods)*	332,341
148,667	MegaStudyEdu Co. Ltd. (Consumer Services)*	5,482,498
283,363	Mirae Asset Daewoo Co. Ltd. (Diversified Financials)*	1,610,378
126,293	NAVER Corp. (Media & Entertainment)	18,833,901
1,222	NCSoft Corp. (Media & Entertainment)*	647,352
234,782	Partron Co. Ltd. (Technology Hardware & Equipment)	2,160,913
1,713,871	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	79,408,823
267,897	Samsung Electronics Co. Ltd. (Preference) (Technology Hardware & Equipment)(a)	10,472,303
359,343	Samsung Engineering Co. Ltd. (Capital Goods)*	5,112,333
160,972	Samsung Securities Co. Ltd. (Diversified Financials)	4,702,644

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
37,310	Seegene, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	$ 930,970
78,380	Shinhan Financial Group Co. Ltd. (Banks)	2,557,801
110,752	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	8,426,721
730,632	SK Networks Co. Ltd. (Capital Goods)*	3,017,957
6,709	Soulbrain Co. Ltd. (Materials)*	545,201
19,607	Woongjin Coway Co. Ltd. (Consumer Durables & Apparel)	1,444,389

		256,514,577

Switzerland – 0.0%
96,083	Mediclinic International plc (Health Care Equipment & Services)	464,138

Taiwan – 11.8%
1,433,000	Ardentec Corp. (Semiconductors & Semiconductor Equipment)	1,279,688
11,514,000	Asia Cement Corp. (Materials)	17,126,246
57,000	Bioteque Corp. (Health Care Equipment & Services)	220,376
95,000	Bizlink Holding, Inc. (Capital Goods)	694,014
503,000	Chicony Electronics Co. Ltd. (Technology Hardware & Equipment)	1,416,301
213,000	Chicony Power Technology Co. Ltd. (Capital Goods)	414,301
6,326,000	ChipMOS Technologies, Inc. (Semiconductors & Semiconductor Equipment)	6,190,773
134,000	Dynapack International Technology Corp. (Technology Hardware & Equipment)	292,642
2,906,000	Elan Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	8,163,671
1,076,000	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	2,925,650
238,000	Huaku Development Co. Ltd. (Real Estate)	702,985
89,000	International Games System Co. Ltd. (Media & Entertainment)	1,419,426
7,962,000	King Yuan Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	8,463,323
6,343,000	Lite-On Technology Corp. (Technology Hardware & Equipment)	9,826,605
95,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	669,861
1,236,000	Pegatron Corp. (Technology Hardware & Equipment)	2,562,667

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
7,055,000	Pou Chen Corp. (Consumer Durables & Apparel)	$ 8,148,518
2,514,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	8,626,541
2,028,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)*	16,294,006
249,738	Sigurd Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	281,425
657,000	Simplo Technology Co. Ltd. (Technology Hardware & Equipment)	6,891,774
730,000	Sitronix Technology Corp. (Semiconductors & Semiconductor Equipment)	3,671,769
121,000	Standard Foods Corp. (Food, Beverage & Tobacco)	275,869
501,000	Supreme Electronics Co. Ltd. (Technology Hardware & Equipment)	538,236
322,000	Syncmold Enterprise Corp. (Technology Hardware & Equipment)	940,012
280,000	Synnex Technology International Corp. (Technology Hardware & Equipment)	345,541
2,066,000	Taiflex Scientific Co. Ltd. (Technology Hardware & Equipment)	3,022,617
1,146,800	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	61,858,392
1,003,000	Taiwan Styrene Monomer (Materials)	638,142
486,000	Taiwan Surface Mounting Technology Corp. (Semiconductors & Semiconductor Equipment)	1,577,015
658,000	Teco Electric and Machinery Co. Ltd. (Capital Goods)	584,826
154,000	Thinking Electronic Industrial Co. Ltd. (Technology Hardware & Equipment)	444,638
195,000	Topco Scientific Co. Ltd. (Semiconductors & Semiconductor Equipment)	691,254
2,515,000	Tripod Technology Corp. (Technology Hardware & Equipment)	9,228,260
2,058,000	Unimicron Technology Corp. (Technology Hardware & Equipment)	2,560,081
1,012,000	United Integrated Services Co. Ltd. (Capital Goods)	6,230,512
44,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	398,874
15,182,000	Wistron Corp. (Technology Hardware & Equipment)	13,530,240

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
168,000	Youngtek Electronics Corp. (Semiconductors & Semiconductor Equipment)	$ 262,625

		209,409,696

Thailand – 3.1%
1,383,300	Advanced Info Service PCL (Telecommunication Services)	8,993,344
934,100	Electricity Generating PCL (Utilities)	9,090,462
1,450,100	Krung Thai Bank PCL (Banks)	746,136
1,515,500	PTG Energy PCL (Retailing)	669,263
1,203,500	PTT Exploration & Production PCL (Energy)	4,762,665
8,189,400	Ratch Group PCL (Utilities)	17,830,261
2,329,100	Siam Commercial Bank PCL (The) (Banks)	7,265,717
341,200	SPCG PCL (Utilities)	218,478
3,523,900	Thanachart Capital PCL (Banks)	5,844,190
96,300	Tisco Financial Group PCL (Banks)	316,846

		55,737,362

Turkey – 0.2%
186,180	Tofas Turk Otomobil Fabrikasi A/S (Automobiles & Components)	821,064
1,086,011	Vestel Elektronik Sanayi ve Ticaret A/S (Consumer Durables & Apparel)*	2,519,030

		3,340,094

United Arab Emirates – 0.3%
2,581,519	Emaar Properties PJSC (Real Estate)	2,816,923
790,862	Emirates NBD Bank PJSC (Banks)	2,960,578

		5,777,501

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,586,219,599)		$1,751,455,008

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 0.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
10,395,050	1.535%	$ 10,395,050
(Cost $10,395,050)

TOTAL INVESTMENTS – 99.3% (Cost $1,596,614,649)		$1,761,850,058

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		12,275,558

NET ASSETS – 100.0%		$1,774,125,616

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	All or a portion of security is on loan.

(d)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Markets E-Mini Index	68	03/20/2020	$3,570,340	$(126,959)

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Australia – 8.0%
145,277	AGL Energy Ltd. (Utilities)	$ 1,928,003
175,608	Altium Ltd. (Software & Services)	4,582,786
378,666	ASX Ltd. (Diversified Financials)	21,423,302
1,806,188	Beach Energy Ltd. (Energy)	3,150,636
851,011	BHP Group Ltd. (Materials)	21,823,246
350,403	BHP Group plc (Materials)	7,627,088
247,721	Brambles Ltd. (Commercial & Professional Services)	2,069,072
100,767	Charter Hall Group (REIT)	859,790
874,742	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	6,950,626
1,061,520	Coles Group Ltd. (Food & Staples Retailing)	11,648,108
1,684,595	Goodman Group (REIT)	16,677,343
179,928	Magellan Financial Group Ltd. (Diversified Financials)	7,923,900
257,920	Newcrest Mining Ltd. (Materials)	5,163,568
950,821	Oil Search Ltd. (Energy)	4,544,602
351,117	Orica Ltd. (Materials)	5,304,764
1,615,368	Qantas Airways Ltd. (Transportation)	6,848,826
1,001,766	Regis Resources Ltd. (Materials)	3,070,867
361,991	Rio Tinto Ltd. (Materials)	23,489,001
310,122	Rio Tinto plc ADR (Materials)	16,569,818
703,541	Saracen Mineral Holdings Ltd. (Materials)*	1,896,243
120,083	Sonic Healthcare Ltd. (Health Care Equipment & Services)	2,517,029
763,795	Wesfarmers Ltd. (Retailing)	22,915,382
625,419	Woodside Petroleum Ltd. (Energy)	14,328,691
1,061,969	Woolworths Group Ltd. (Food & Staples Retailing)	29,494,960

		242,807,651

Austria – 0.3%
143,233	ams AG (Semiconductors & Semiconductor Equipment)*	5,820,585
17,755	ANDRITZ AG (Capital Goods)	698,589
12,420	BAWAG Group AG (Banks)(a)	536,803
13,456	Wienerberger AG (Materials)	381,778

		7,437,755

Belgium – 1.4%
90,938	Galapagos NV (Pharmaceuticals, Biotechnology & Life Sciences)*	20,324,570
229,929	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	21,158,575

		41,483,145

Cambodia – 0.0%
382,000	NagaCorp Ltd. (Consumer Services)	538,830

China – 0.1%
148,200	ENN Energy Holdings Ltd. (Utilities)	1,722,811

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
766,000	Towngas China Co. Ltd. (Utilities)*	$ 474,531

		2,197,342

Denmark – 3.9%
309,476	GN Store Nord A/S (Health Care Equipment & Services)	15,350,049
100,558	H Lundbeck A/S (Pharmaceuticals, Biotechnology & Life Sciences)	4,272,948
702,804	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	42,780,870
207,769	Orsted A/S (Utilities)(a)	22,661,731
47,147	Royal Unibrew A/S (Food, Beverage & Tobacco)	4,482,183
58,015	SimCorp A/S (Software & Services)	6,431,359
227,859	Vestas Wind Systems A/S (Capital Goods)	22,618,996

		118,598,136

Finland – 0.4%
95,760	Fortum OYJ (Utilities)	2,317,384
233,380	Neste OYJ (Energy)	9,286,824

		11,604,208

France – 10.2%
22,532	Air Liquide SA (Materials)	3,257,893
147,959	Airbus SE (Capital Goods)	21,729,869
77,084	Alstom SA (Capital Goods)	4,085,473
626,631	BNP Paribas SA (Banks)	33,253,770
21,463	Bureau Veritas SA (Commercial & Professional Services)	591,409
140,105	Capgemini SE (Software & Services)	17,399,751
562,515	CGG SA (Energy)*	1,580,625
218,606	Danone SA (Food, Beverage & Tobacco)	17,493,830
173,009	Eiffage SA (Capital Goods)	20,054,136
98,234	EssilorLuxottica SA (Consumer Durables & Apparel)	14,544,388
19,623	Gaztransport Et Technigaz SA (Energy)	1,983,572
38,239	Kering SA (Consumer Durables & Apparel)	23,364,835
288,440	Legrand SA (Capital Goods)	23,078,584
9,868	Pernod Ricard SA (Food, Beverage & Tobacco)	1,708,517
210,945	Publicis Groupe SA (Media & Entertainment)	9,351,017
187,692	Safran SA (Capital Goods)	30,262,937
200,228	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	19,309,673
43,098	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	7,728,497
337,184	Schneider Electric SE (Capital Goods)	33,626,199
475,940	SCOR SE (Insurance)	20,228,835

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
150,384	Societe Generale SA (Banks)	$ 4,866,381

		309,500,191

Germany – 7.0%
237,162	Aareal Bank AG (Banks)	7,766,672
9,469	adidas AG (Consumer Durables & Apparel)	2,993,288
6,284	Allianz SE (Registered) (Insurance)	1,500,265
24,592	CANCOM SE (Software & Services)	1,463,131
145,770	Covestro AG (Materials)(a)	6,143,157
113,057	Deutsche Boerse AG (Diversified Financials)	18,351,813
999,147	Deutsche Lufthansa AG (Registered) (Transportation)	15,220,653
155,633	Deutsche Pfandbriefbank AG (Banks)(a)	2,506,710
737,528	Deutsche Post AG (Registered) (Transportation)	25,732,279
97,201	Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)	7,473,303
64,902	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	3,313,921
303,450	HeidelbergCement AG (Materials)	20,465,039
72,194	Hella GmbH & Co. KGaA (Automobiles & Components)	3,392,965
51,362	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	6,586,126
31,881	MTU Aero Engines AG (Capital Goods)	9,655,645
101,425	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (Insurance)	29,904,193
197,727	Nemetschek SE (Software & Services)	13,412,192
95,901	Porsche Automobil Holding SE (Preference) (Automobiles & Components)(b)	6,466,698
10,626	Rheinmetall AG (Capital Goods)	1,136,403
526,197	Schaeffler AG (Preference) (Automobiles & Components)(b)	5,249,424
144,460	Siltronic AG (Semiconductors & Semiconductor Equipment)	15,474,154
126,412	Software AG (Software & Services)	4,214,269
25,118	Talanx AG (Insurance)	1,253,497
96,346	Uniper SE (Utilities)	3,156,358

		212,832,155

Hong Kong – 1.5%
2,918,800	AIA Group Ltd. (Insurance)	28,922,239
527,000	CK Asset Holdings Ltd. (Real Estate)	3,366,978
107,000	CLP Holdings Ltd. (Utilities)	1,112,752
11,611,500	WH Group Ltd. (Food, Beverage & Tobacco)(a)	10,927,600

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
503,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	$ 1,398,595

		45,728,164

Ireland – 0.0%
26,799	Smurfit Kappa Group plc (Materials)	926,763

Israel – 0.0%
106,445	Plus500 Ltd. (Diversified Financials)	1,252,676

Italy – 4.1%
779,677	A2A SpA (Utilities)	1,557,527
43,864	ASTM SpA (Transportation)	1,281,372
784,339	Azimut Holding SpA (Diversified Financials)	19,243,359
256,085	Banca Generali SpA (Diversified Financials)	8,140,395
310,350	Banca Mediolanum SpA (Diversified Financials)	2,799,065
109,771	Buzzi Unicem SpA (Materials)	2,563,531
152,512	Enav SpA (Transportation)(a)	985,260
183,061	Enel SpA (Utilities)	1,595,619
378,001	Eni SpA (Energy)	5,294,885
57,426	Ferrari NV (Automobiles & Components)	9,690,742
370,709	Hera SpA (Utilities)	1,686,134
12,139,099	Intesa Sanpaolo SpA (Banks)	30,147,656
380,846	Iren SpA (Utilities)	1,269,666
1,875,351	Mediobanca Banca di Credito Finanziario SpA (Banks)	18,707,761
1,167,574	Poste Italiane SpA (Insurance)(a)	13,374,612
9,173	Reply SpA (Software & Services)	719,868
1,519,781	Saipem SpA (Energy)*	6,300,451

		125,357,903

Japan – 22.0%
349,200	AEON Financial Service Co. Ltd. (Diversified Financials)	5,455,396
118,200	AGC, Inc. (Capital Goods)	3,984,324
172,500	Alps Alpine Co. Ltd. (Technology Hardware & Equipment)	3,096,865
1,356,700	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	23,973,062
231,300	Benesse Holdings, Inc. (Consumer Services)	6,353,777
536,500	Chubu Electric Power Co., Inc. (Utilities)	7,286,042
45,900	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,701,481
725,900	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	20,016,377
620,300	Daiwa House Industry Co. Ltd. (Real Estate)	19,528,537

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
936,400	DeNA Co. Ltd. (Media & Entertainment)	$ 15,399,966
88,200	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	6,646,897
32,000	eRex Co. Ltd. (Utilities)	485,743
254,700	FamilyMart Co. Ltd. (Food & Staples Retailing)	5,570,342
283,800	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	14,094,783
299,400	Fujitsu Ltd. (Software & Services)	31,656,393
242,400	Hoya Corp. (Health Care Equipment & Services)	23,198,992
331,400	Ibiden Co. Ltd. (Technology Hardware & Equipment)	7,633,502
363,000	Idemitsu Kosan Co. Ltd. (Energy)	9,059,854
1,149,800	JXTG Holdings, Inc. (Energy)	4,890,306
137,100	KDDI Corp. (Telecommunication Services)	4,143,036
472,200	Konami Holdings Corp. (Media & Entertainment)	18,287,096
179,500	K’s Holdings Corp. (Retailing)	2,179,629
45,600	Kyocera Corp. (Technology Hardware & Equipment)	2,996,211
1,134,800	LIXIL Group Corp. (Capital Goods)	18,868,792
131,800	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	5,270,215
264,800	Mitsubishi Materials Corp. (Materials)	6,659,906
16,464,500	Mizuho Financial Group, Inc. (Banks)	24,415,720
68,100	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	3,855,468
504,400	Nikon Corp. (Consumer Durables & Apparel)	6,090,629
526,400	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	13,421,642
1,088,400	Nippon Yusen KK (Transportation)	17,331,611
136,700	Nitto Denko Corp. (Materials)	7,598,897
931,300	Nomura Research Institute Ltd. (Software & Services)	20,493,913
5,900	NS Solutions Corp. (Software & Services)	173,299
1,440,500	NTT Data Corp. (Software & Services)	20,235,023
545,100	Olympus Corp. (Health Care Equipment & Services)	8,807,316
32,400	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	746,070
588,600	ORIX Corp. (Diversified Financials)	9,942,906
594,300	Osaka Gas Co. Ltd. (Utilities)	10,056,668

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
291,700	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 12,958,888
74,600	SAMTY Co. Ltd. (Real Estate)	1,264,749
11,100	Sankyo Co. Ltd. (Consumer Durables & Apparel)	372,918
77,700	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,449,150
36,800	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,911,335
45,700	SCSK Corp. (Software & Services)	2,449,359
249,700	Secom Co. Ltd. (Commercial & Professional Services)	21,911,839
1,538,400	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	20,948,755
220,200	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	3,667,526
608,400	Sekisui House Ltd. (Consumer Durables & Apparel)	13,081,917
518,400	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	19,877,185
368,700	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	21,928,110
869,100	Softbank Corp. (Telecommunication Services)	11,923,270
91,300	SoftBank Group Corp. (Telecommunication Services)	3,686,197
476,800	Sony Corp. (Consumer Durables & Apparel)	33,341,148
160,500	Sugi Holdings Co. Ltd. (Food & Staples Retailing)	8,041,382
215,500	Sumitomo Heavy Industries Ltd. (Capital Goods)	5,645,431
91,400	Sumitomo Realty & Development Co. Ltd. (Real Estate)	3,364,939
69,800	Sundrug Co. Ltd. (Food & Staples Retailing)	2,365,390
198,500	Taiyo Yuden Co. Ltd. (Technology Hardware & Equipment)	5,723,735
194,700	TDK Corp. (Technology Hardware & Equipment)	20,613,975
220,600	TIS, Inc. (Software & Services)	13,252,846
738,600	Toppan Printing Co. Ltd. (Commercial & Professional Services)	14,720,324
3,300	Tsuruha Holdings, Inc. (Food & Staples Retailing)	403,926
1,269,500	Yamada Denki Co. Ltd. (Retailing)	6,398,616
40,300	Yamaha Motor Co. Ltd. (Automobiles & Components)	747,872

		666,657,468

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Macau – 0.0%
450,000	SJM Holdings Ltd. (Consumer Services)	$ 501,704

Netherlands – 7.4%
307,480	Akzo Nobel NV (Materials)	29,016,138
165,151	ASM International NV (Semiconductors & Semiconductor Equipment)	20,070,225
68,323	ASML Holding NV (Semiconductors & Semiconductor Equipment)	19,173,989
305,468	ASR Nederland NV (Insurance)	11,366,196
568,252	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	24,057,809
33,948	Euronext NV (Diversified Financials)(a)	2,942,714
846,591	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	20,776,586
22,289	Koninklijke DSM NV (Materials)	2,712,696
297,674	Koninklijke Philips NV (Health Care Equipment & Services)	13,632,713
290,986	NN Group NV (Insurance)	10,099,698
49,009	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)	6,217,282
81,956	Randstad NV (Commercial & Professional Services)	4,707,230
415,616	Royal Dutch Shell plc Class A (Energy)	10,893,028
297,394	Royal Dutch Shell plc Class B (Energy)	7,814,511
553,549	Signify NV (Capital Goods)(a)	18,448,037
296,058	Wolters Kluwer NV (Commercial & Professional Services)	22,246,262

		224,175,114

New Zealand – 0.2%
519,102	a2 Milk Co. Ltd. (Food, Beverage & Tobacco)*	4,973,585
34,278	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	512,757

		5,486,342

Norway – 1.8%
138,253	Austevoll Seafood ASA (Food, Beverage & Tobacco)	1,353,528
1,472,488	DNB ASA (Banks)	25,742,874
116,779	Equinor ASA (Energy)	2,107,579
26,545	Grieg Seafood ASA (Food, Beverage & Tobacco)	406,760
978,410	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	6,348,143
1,307,120	Orkla ASA (Food, Beverage & Tobacco)	12,618,663
116,517	Salmar ASA (Food, Beverage & Tobacco)	5,698,990
35,956	TGS NOPEC Geophysical Co. ASA (Energy)	913,923

		55,190,460

Shares	Description	Value

Common Stocks – (continued)
Portugal – 0.2%
991,711	EDP - Energias de Portugal SA (Utilities)	$ 4,973,367
71,325	NOS SGPS SA (Media & Entertainment)	370,205

		5,343,572

Singapore – 0.8%
470,800	DBS Group Holdings Ltd. (Banks)	8,672,634
1,803,100	Singapore Exchange Ltd. (Diversified Financials)	11,439,537
1,585,800	Wilmar International Ltd. (Food, Beverage & Tobacco)	4,515,716

		24,627,887

Spain – 3.0%
92,311	Acerinox SA (Materials)	898,711
464,307	ACS Actividades de Construccion y Servicios SA (Capital Goods)	15,436,840
3,092,948	Banco Bilbao Vizcaya Argentaria SA (Banks)	16,010,957
3,954,854	Banco Santander SA (Banks)	15,585,669
1,054,745	Merlin Properties Socimi SA (REIT)	14,959,905
23,747	Naturgy Energy Group SA (Utilities)	626,322
4,074,268	Telefonica SA (Telecommunication Services)	27,557,172

		91,075,576

Sweden – 3.0%
869,516	Boliden AB (Materials)*	20,642,508
304,885	Cloetta AB Class B (Food, Beverage & Tobacco)	1,074,653
54,148	Essity AB Class B (Household & Personal Products)	1,718,979
27,630	Evolution Gaming Group AB (Consumer Services)(a)	853,270
32,109	Investor AB Class B (Diversified Financials)	1,758,129
11,609	Lundin Petroleum AB (Energy)	353,084
962,198	Sandvik AB (Capital Goods)	17,561,743
155,369	SKF AB Class B (Capital Goods)	2,843,972
247,794	Swedish Match AB (Food, Beverage & Tobacco)	14,009,810
1,680,663	Volvo AB Class B (Capital Goods)	28,728,804

		89,544,952

Switzerland – 9.8%
320,024	Adecco Group AG (Registered) (Commercial & Professional Services)	18,749,617
81,848	Baloise Holding AG (Registered) (Insurance)	14,788,189
140	Chocoladefabriken Lindt & Spruengli AG (Food, Beverage & Tobacco)	1,175,145
76,496	Flughafen Zurich AG (Registered) (Transportation)	13,289,879
33,519	Helvetia Holding AG (Registered) (Insurance)	4,818,559

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
480,333	LafargeHolcim Ltd. (Registered) (Materials)*	$ 24,410,912
132,612	Nestle SA (Registered) (Food, Beverage & Tobacco)	14,626,136
652,017	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	61,594,849
201,142	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	67,476,829
94,971	Sonova Holding AG (Registered) (Health Care Equipment & Services)	23,816,011
45,135	Swiss Life Holding AG (Registered) (Insurance)	22,688,217
142,391	Swiss Re AG (Insurance)	16,078,633
967,422	UBS Group AG (Registered) (Diversified Financials)*	12,015,016

		295,527,992

United Kingdom – 13.3%
1,324,297	3i Group plc (Diversified Financials)	19,264,252
4,274,162	Aviva plc (Insurance)	22,398,726
1,849,229	Barratt Developments plc (Consumer Durables & Apparel)	19,578,785
102,269	Bellway plc (Consumer Durables & Apparel)	5,381,592
235,632	British American Tobacco plc (Food, Beverage & Tobacco)	10,390,176
1,473,560	BT Group plc (Telecommunication Services)	3,131,239
1,006,576	Diageo plc (Food, Beverage & Tobacco)	39,803,156
59,213	Dialog Semiconductor plc (Semiconductors & Semiconductor Equipment)*	2,601,042
4,094,678	Direct Line Insurance Group plc (Insurance)	18,237,124
121,167	Drax Group plc (Utilities)	435,203
593,731	Experian plc (Commercial & Professional Services)	20,666,579
1,680,129	Fiat Chrysler Automobiles NV (Automobiles & Components)	21,887,434
54,844	Frasers Group plc (Retailing)*	341,395
343,720	Great Portland Estates plc (REIT)	4,226,552
42,770	Greggs plc (Consumer Services)	1,273,009
303,446	GVC Holdings plc (Consumer Services)	3,508,668
537,907	Halma plc (Technology Hardware & Equipment)	14,930,398
580,304	HSBC Holdings plc (Banks)	4,218,916
625,505	Imperial Brands plc (Food, Beverage & Tobacco)	16,039,344
2,024,296	International Consolidated Airlines Group SA (Transportation)	15,169,778

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
79,667	Intertek Group plc (Commercial & Professional Services)	$ 6,044,979
126,737	JD Sports Fashion plc (Retailing)	1,370,561
4,557,907	Legal & General Group plc (Insurance)	18,331,475
6,855,231	Lloyds Banking Group plc (Banks)	5,117,673
62,064	London Stock Exchange Group plc (Diversified Financials)	6,413,743
1,916,608	National Grid plc (Utilities)	25,465,356
637,446	Persimmon plc (Consumer Durables & Apparel)	25,662,387
112,645	Playtech plc (Consumer Services)	513,328
111,088	Prudential plc (Insurance)	1,975,188
141,128	Redrow plc (Consumer Durables & Apparel)	1,481,558
503,465	Smith & Nephew plc (Health Care Equipment & Services)	12,113,831
121,866	SSE plc (Utilities)	2,425,839
40,472	Subsea 7 SA (Energy)	432,686
8,796,814	Taylor Wimpey plc (Consumer Durables & Apparel)	24,986,431
161,098	Unilever NV (Household & Personal Products)	9,400,426
239,872	Unilever plc ADR (Household & Personal Products)	14,337,149
119,838	Vistry Group plc (Consumer Durables & Apparel)	2,183,796

		401,739,774

United States – 0.6%
207,332	Carnival plc ADR (Consumer Services)	8,521,345
118,386	Ferguson plc (Capital Goods)	10,631,284

		19,152,629

TOTAL INVESTMENTS – 99.0% (Cost $2,786,555,184)		$2,999,288,389

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		29,178,459

NET ASSETS – 100.0%		$3,028,466,848

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.9%
Australia – 9.1%
244,737	Abacus Property Group (REIT)	$ 615,939
1,036,299	Altium Ltd. (Software & Services)	27,043,964
1,009,420	Ansell Ltd. (Health Care Equipment & Services)	21,336,392
2,332,606	Austal Ltd. (Capital Goods)	6,024,385
16,055,824	Beach Energy Ltd. (Energy)	28,007,084
807,006	Breville Group Ltd. (Consumer Durables & Apparel)	9,941,474
2,630,406	BWP Trust (REIT)	7,177,443
5,308,248	Charter Hall Group (REIT)	45,292,404
177,276	Clinuvel Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,239,544
3,674,162	CSR Ltd. (Materials)	11,778,654
20,812	Dicker Data Ltd. (Technology Hardware & Equipment)	93,335
33,961	Domain Holdings Australia Ltd. (Media & Entertainment)	85,107
617,727	EML Payments Ltd. (Software & Services)*	2,140,916
5,530,472	Genworth Mortgage Insurance Australia Ltd. (Banks)	13,549,679
652,691	GWA Group Ltd. (Capital Goods)	1,550,235
362,423	Healius Ltd. (Health Care Equipment & Services)	709,382
4,066,899	IGO Ltd. (Materials)	16,425,071
2,347,182	Inghams Group Ltd. (Food, Beverage & Tobacco)(a)	5,515,651
2,834,017	IPH Ltd. (Commercial & Professional Services)	17,155,779
1,415,387	JB Hi-Fi Ltd. (Retailing)(a)	37,221,944
238,666	Jumbo Interactive Ltd. (Consumer Services)	2,104,742
3,012,035	Metcash Ltd. (Food & Staples Retailing)	5,219,690
92,703	Nanosonics Ltd. (Health Care Equipment & Services)*	422,634
187,352	Northern Star Resources Ltd. (Materials)	1,613,880
63,029	Pendal Group Ltd. (Diversified Financials)	368,850
229,259	Perenti Global Ltd. (Materials)	232,396
233,161	Perpetual Ltd. (Diversified Financials)	6,576,466
4,126,340	Perseus Mining Ltd. (Materials)*	3,282,386
738,278	Pro Medicus Ltd. (Health Care Equipment & Services)	11,638,710
895,084	Ramelius Resources Ltd. (Materials)	802,477
9,939,531	Regis Resources Ltd. (Materials)	30,469,166
9,578,657	Saracen Mineral Holdings Ltd. (Materials)*	25,817,203
447,199	Select Harvests Ltd. (Food, Beverage & Tobacco)	2,537,924
823,815	Super Retail Group Ltd. (Retailing)	5,129,364
88,099	Westgold Resources Ltd. (Materials)*	131,047

		351,251,317

Shares	Description	Value

Common Stocks – (continued)
Austria – 1.3%
229,466	ams AG (Semiconductors & Semiconductor Equipment)*	$ 9,324,850
55,790	AT&S Austria Technologie & Systemtechnik AG (Technology Hardware & Equipment)	1,230,672
25,819	BAWAG Group AG (Banks)(b)	1,115,920
202,846	IMMOFINANZ AG (Real Estate)*	5,635,407
25,518	S IMMO AG (Real Estate)	684,878
766,141	UNIQA Insurance Group AG (Insurance)	7,245,345
823,909	Wienerberger AG (Materials)	23,376,191

		48,613,263

Belgium – 0.7%
2,034	Barco NV (Technology Hardware & Equipment)	505,752
186,607	D’ieteren SA/NV (Retailing)	12,044,868
40,341	Gimv NV (Diversified Financials)	2,485,700
192,360	KBC Ancora (Diversified Financials)	9,581,077
2,212	Melexis NV (Semiconductors & Semiconductor Equipment)	157,205
23,034	Warehouses De Pauw CVA (REIT)	658,310

		25,432,912

China – 0.2%
17,686,000	CITIC Telecom International Holdings Ltd. (Telecommunication Services)	6,106,190
1,847,000	FIH Mobile Ltd. (Technology Hardware & Equipment)*	286,097
1,103,000	SITC International Holdings Co. Ltd. (Transportation)	1,299,272

		7,691,559

Denmark – 1.6%
52,049	FLSmidth & Co. A/S (Capital Goods)	1,777,355
1,013,676	GN Store Nord A/S (Health Care Equipment & Services)	50,278,458
86,905	Per Aarsleff Holding A/S (Capital Goods)	2,641,551
29,769	Scandinavian Tobacco Group A/S (Food, Beverage & Tobacco)(b)	390,343
60,809	SimCorp A/S (Software & Services)	6,741,093

		61,828,800

Finland – 1.3%
706,647	Finnair OYJ (Transportation)	4,125,479
309,960	Kemira OYJ (Materials)	4,688,902
23,440	Kesko OYJ Class B (Food & Staples Retailing)	1,584,685
748,966	Metsa Board OYJ (Materials)	4,536,042

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Finland – (continued)
89,183	Tokmanni Group Corp. (Retailing)	$ 1,293,722
234,591	Uponor OYJ (Capital Goods)	3,173,970
1,388,136	Valmet OYJ (Capital Goods)	30,027,801

		49,430,601

France – 2.1%
219,063	Beneteau SA (Consumer Durables & Apparel)	2,349,538
774,732	CGG SA (Energy)*	2,176,939
681,419	Coface SA (Insurance)	8,411,250
643,781	Derichebourg SA (Commercial & Professional Services)	2,334,938
178,057	Gaztransport Et Technigaz SA (Energy)	17,998,724
242,157	Innate Pharma SA (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	1,701,354
89,431	Kaufman & Broad SA (Consumer Durables & Apparel)	3,794,759
277,781	Maisons du Monde SA (Retailing)(b)	3,681,679
8,494	Mersen SA (Capital Goods)	278,275
21,600	Nexity SA (Real Estate)	1,042,808
340,666	Quadient (Technology Hardware & Equipment)	8,194,672
2,347,716	Rexel SA (Capital Goods)	28,083,630
8,988	Sopra Steria Group (Software & Services)	1,434,879
2,203	Virbac SA (Pharmaceuticals, Biotechnology & Life Sciences)*	539,955

		82,023,400

Germany – 6.8%
738,292	Aareal Bank AG (Banks)	24,177,869
18,476	ADO Properties SA (Real Estate)(b)	571,255
1,007,121	alstria office REIT-AG (REIT)	19,980,277
33,007	Amadeus Fire AG (Commercial & Professional Services)	5,588,039
4,648	bet-at-home.com AG (Consumer Services)	246,196
45,060	CANCOM SE (Software & Services)	2,680,900
1,546	Cewe Stiftung & Co. KGAA (Commercial & Professional Services)	176,342
227,298	CompuGroup Medical SE (Health Care Equipment & Services)	14,999,048
2,147,325	Deutsche Pfandbriefbank AG (Banks)(b)	34,585,991
2,106,740	Deutz AG (Capital Goods)	11,002,835
16,259	Draegerwerk AG & Co. KGaA (Preference) (Health Care Equipment & Services)(c)	948,485
10,042	Eckert & Ziegler Strahlen- und Medizintechnik AG (Health Care Equipment & Services)	1,912,637

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
381,747	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	$ 30,250,252
9,757	Hamburger Hafen und Logistik AG (Transportation)	240,117
1,961	Hornbach Holding AG & Co. KGaA (Retailing)	123,966
10,162	JOST Werke AG (Capital Goods)(b)	383,186
616,799	Jungheinrich AG (Preference) (Capital Goods)(c)	13,542,805
1,304,752	Kloeckner & Co. SE (Capital Goods)	8,286,250
196,675	Nemetschek SE (Software & Services)	13,340,833
14,701	New Work SE (Media & Entertainment)	4,809,722
12,391	Norma Group SE (Capital Goods)	452,944
347,890	Rheinmetall AG (Capital Goods)	37,205,279
64,373	Rocket Internet SE (Retailing)*(b)	1,507,817
82,894	SAF-Holland SA (Automobiles & Components)	577,343
58,678	Scout24 AG (Media & Entertainment)(b)	4,033,213
245,781	Siltronic AG (Semiconductors & Semiconductor Equipment)	26,327,378
18,733	Software AG (Software & Services)	624,513
2,140	STO SE & Co. KGaA (Preference) (Materials)(c)	250,628
44,909	TAG Immobilien AG (Real Estate)*	1,183,610
234,488	Takkt AG (Retailing)	3,078,514

		263,088,244

Hong Kong – 1.1%
692,000	Cafe de Coral Holdings Ltd. (Consumer Services)	1,552,633
107,000	Hang Lung Group Ltd. (Real Estate)	264,413
1,286,000	Hysan Development Co. Ltd. (Real Estate)	4,800,604
574,500	Johnson Electric Holdings Ltd. (Capital Goods)	1,268,578
1,626,000	K Wah International Holdings Ltd. (Real Estate)	792,554
9,760,000	Melco International Development Ltd. (Consumer Services)	21,078,299
9,008,000	Shun Tak Holdings Ltd. (Capital Goods)	3,861,817
653,000	Sun Hung Kai & Co. Ltd. (Diversified Financials)	291,800
1,952,000	United Laboratories International Holdings Ltd. (The) (Pharmaceuticals, Biotechnology & Life Sciences)	1,277,619

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
12,182,000	Value Partners Group Ltd. (Diversified Financials)	$ 6,551,948

		41,740,265

Ireland – 0.0%
463,487	Greencore Group plc (Food, Beverage & Tobacco)	1,499,335

Israel – 0.6%
2,060,711	Plus500 Ltd. (Diversified Financials)	24,251,057

Italy – 4.4%
2,134,831	A2A SpA (Utilities)	4,264,659
24,352	ACEA SpA (Utilities)	568,510
552,303	ASTM SpA (Transportation)	16,134,084
1,604,710	Azimut Holding SpA (Diversified Financials)	39,370,744
1,155,531	Banca Generali SpA (Diversified Financials)	36,731,860
852,464	Banca Mediolanum SpA (Diversified Financials)	7,688,425
196,118	Banca Popolare di Sondrio SCPA (Banks)	422,366
193,651	Biesse SpA (Capital Goods)	3,406,542
793,043	Buzzi Unicem SpA (Materials)	18,520,284
83,083	Cerved Group SpA (Diversified Financials)	814,402
228,947	De’ Longhi SpA (Consumer Durables & Apparel)	4,314,069
2,301,749	Enav SpA (Transportation)(b)	14,869,796
229,639	Falck Renewables SpA (Utilities)	1,494,069
12,553	Gamenet Group SpA (Consumer Services)(b)	180,985
3,812,459	Iren SpA (Utilities)	12,709,992
28,713	Tinexta Spa (Commercial & Professional Services)	343,832
1,690,196	Unipol Gruppo SpA (Insurance)	8,605,833

		170,440,452

Japan – 31.6%
117,900	ADEKA Corp. (Materials)	1,703,834
6,815	AEON REIT Investment Corp. (REIT)	9,295,898
20,400	Aida Engineering Ltd. (Capital Goods)	163,524
49,400	Alpen Co. Ltd. (Retailing)	740,650
275,900	AOKI Holdings, Inc. (Retailing)	2,691,748
185,300	Arcland Sakamoto Co. Ltd. (Retailing)	2,037,486
50,000	Argo Graphics, Inc. (Software & Services)	1,572,448
68,100	Aruhi Corp. (Banks)(a)	1,107,996
86,100	Asahi Holdings, Inc. (Materials)	2,161,934
10,800	ASKUL Corp. (Retailing)	352,720
284,200	Autobacs Seven Co. Ltd. (Retailing)	4,141,397
175,700	BayCurrent Consulting, Inc. (Commercial & Professional Services)	12,267,653

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
43,200	BeNEXT Group, Inc. (Commercial & Professional Services)	$ 441,918
4,900	BML, Inc. (Health Care Equipment & Services)	138,765
384,300	Broadleaf Co. Ltd. (Software & Services)	2,123,912
643,000	Bunka Shutter Co. Ltd. (Capital Goods)	5,140,085
244,000	Capcom Co. Ltd. (Media & Entertainment)	6,903,805
18,200	Cawachi Ltd. (Food & Staples Retailing)	354,796
250,900	Central Glass Co. Ltd. (Capital Goods)	5,452,045
38,700	Chiyoda Integre Co. Ltd. (Capital Goods)	722,750
81,400	Chugoku Marine Paints Ltd. (Materials)	756,538
10,700	CMIC Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	168,291
126,000	cocokara fine, Inc. (Food & Staples Retailing)	7,758,988
177,600	Computer Engineering & Consulting Ltd. (Software & Services)	3,323,966
9,100	COMSYS Holdings Corp. (Capital Goods)	263,253
27,400	CONEXIO Corp. (Technology Hardware & Equipment)	399,365
88,500	Cosmo Energy Holdings Co. Ltd. (Energy)	1,707,032
22,900	Create SD Holdings Co. Ltd. (Food & Staples Retailing)	569,654
39,200	Daiichi Jitsugyo Co. Ltd. (Capital Goods)	1,246,755
376,200	Daiichikosho Co. Ltd. (Media & Entertainment)	18,274,832
6,100	Daiken Corp. (Materials)	104,239
85,800	Daiseki Co. Ltd. (Commercial & Professional Services)	2,304,188
281	Daiwa Office Investment Corp. (REIT)	2,252,039
1,069,700	DCM Holdings Co. Ltd. (Retailing)	10,221,886
1,596,900	DeNA Co. Ltd. (Media & Entertainment)	26,262,501
189,700	Dexerials Corp. (Technology Hardware & Equipment)	1,613,696
16,000	Dowa Holdings Co. Ltd. (Materials)	575,534
548,900	DTS Corp. (Software & Services)	12,721,335
40,800	Eagle Industry Co. Ltd. (Automobiles & Components)	362,834
811,500	EDION Corp. (Retailing)	8,389,214
3,900	Enplas Corp. (Technology Hardware & Equipment)	104,701

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
288,300	EPS Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 3,433,674
427,200	eRex Co. Ltd. (Utilities)	6,484,669
114,100	F@N Communications, Inc. (Media & Entertainment)	462,840
59,500	Ferrotec Holdings Corp. (Semiconductors & Semiconductor Equipment)	436,950
562,200	Financial Products Group Co. Ltd. (Diversified Financials)	5,255,406
66,900	Foster Electric Co. Ltd. (Consumer Durables & Apparel)	994,215
2,021	Frontier Real Estate Investment Corp. (REIT)	8,458,525
85,900	Fuji Corp. (Capital Goods)	1,350,061
422,800	Fuji Oil Holdings, Inc. (Food, Beverage & Tobacco)	10,958,302
103,700	Fujibo Holdings, Inc. (Consumer Durables & Apparel)	3,372,746
67,300	Fuyo General Lease Co. Ltd. (Diversified Financials)	4,197,761
448,300	Geo Holdings Corp. (Retailing)	5,095,334
522,400	Glory Ltd. (Capital Goods)	14,900,604
42,900	GNI Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	714,329
407,300	Goldcrest Co. Ltd. (Real Estate)	7,001,577
6,000	Goldwin, Inc. (Consumer Durables & Apparel)(a)	364,064
2,087,400	Gree, Inc. (Media & Entertainment)	8,764,157
1,036,500	Hachijuni Bank Ltd. (The) (Banks)	3,958,944
42,900	Hamakyorex Co. Ltd. (Transportation)	1,290,221
97,500	Heiwa Corp. (Consumer Durables & Apparel)	2,015,284
12,025	Heiwa Real Estate REIT, Inc. (REIT)	16,191,662
18,700	Hitachi Transport System Ltd. (Transportation)	536,837
212,600	Hogy Medical Co. Ltd. (Health Care Equipment & Services)	7,289,781
1,526,500	Hokuetsu Corp. (Materials)	7,036,678
224,500	Hosiden Corp. (Technology Hardware & Equipment)	2,460,692
1,389,200	Ibiden Co. Ltd. (Technology Hardware & Equipment)	31,998,975
12,049	Ichigo Office REIT Investment (REIT)	13,019,649
279,600	Ichigo, Inc. (Real Estate)	1,049,071
52,400	Inaba Denki Sangyo Co. Ltd. (Capital Goods)	1,311,056
87,900	Inabata & Co. Ltd. (Capital Goods)	1,176,509
294,700	Ines Corp. (Software & Services)	4,274,976

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
3,482	Invincible Investment Corp. (REIT)	$ 1,759,043
29,700	JAC Recruitment Co. Ltd. (Commercial & Professional Services)	453,540
8,600	Jafco Co. Ltd. (Diversified Financials)	357,657
566,100	Japan Aviation Electronics Industry Ltd. (Technology Hardware & Equipment)	10,035,221
3,826	Japan Hotel REIT Investment Corp. (REIT)	2,581,151
461,200	Japan Lifeline Co. Ltd. (Health Care Equipment & Services)	5,486,866
2,823	Japan Logistics Fund, Inc. (REIT)	7,638,300
26,500	Japan Petroleum Exploration Co. Ltd. (Energy)	650,807
4,353,500	JVCKenwood Corp. (Consumer Durables & Apparel)	9,911,262
17,800	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	938,624
274,700	Kanamoto Co. Ltd. (Capital Goods)	6,763,132
1,180,600	Kandenko Co. Ltd. (Capital Goods)	11,117,705
166,100	Kanematsu Corp. (Capital Goods)	2,129,654
31,800	Kanematsu Electronics Ltd. (Software & Services)	1,029,442
10,005	Kenedix Retail REIT Corp. (REIT)	24,792,049
114,900	Kintetsu World Express, Inc. (Transportation)	1,832,317
887,400	Kitz Corp. (Capital Goods)	6,139,286
301,700	Kohnan Shoji Co. Ltd. (Retailing)	6,578,618
951,400	Kokuyo Co. Ltd. (Commercial & Professional Services)	14,062,468
517,500	KOMEDA Holdings Co. Ltd. (Consumer Services)	10,333,612
92,700	Konoike Transport Co. Ltd. (Transportation)	1,308,944
8,400	Krosaki Harima Corp. (Materials)	498,281
2,350,300	K’s Holdings Corp. (Retailing)	28,539,171
206,800	Kureha Corp. (Materials)	11,599,711
178,600	Kyokuto Kaihatsu Kogyo Co. Ltd. (Capital Goods)	2,308,008
76,600	KYORIN Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	1,375,283
52,800	Kyoritsu Maintenance Co. Ltd. (Consumer Services)	2,112,891
18,600	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	910,585
24,600	M&A Capital Partners Co. Ltd. (Diversified Financials)*	766,353

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
392,700	Macnica Fuji Electronics Holdings, Inc. (Technology Hardware & Equipment)	$ 5,864,322
210,600	Makino Milling Machine Co. Ltd. (Capital Goods)	7,877,838
453,600	Mandom Corp. (Household & Personal Products)	10,269,529
35,900	Marvelous, Inc. (Media & Entertainment)	228,056
624,400	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	24,967,546
32,700	MCJ Co. Ltd. (Technology Hardware & Equipment)	224,255
14,359	MCUBS MidCity Investment Corp. (REIT)	16,852,569
11,800	Media Do Holdings Co. Ltd. (Retailing)	341,253
317,800	Meiko Network Japan Co. Ltd. (Consumer Services)	2,781,707
6,600	Menicon Co. Ltd. (Health Care Equipment & Services)	295,589
7,800	Miraca Holdings, Inc. (Health Care Equipment & Services)	205,008
223,500	Mirait Holdings Corp. (Capital Goods)	3,337,765
7,200	Miroku Jyoho Service Co. Ltd. (Software & Services)	198,741
87,800	Mitsubishi Pencil Co. Ltd. (Commercial & Professional Services)	1,283,504
36,800	Mitsubishi Research Institute, Inc. (Software & Services)	1,444,111
750,200	Mitsui Mining & Smelting Co. Ltd. (Materials)	17,677,515
179,300	Mitsui Sugar Co. Ltd. (Food, Beverage & Tobacco)	3,512,858
11,100	Mizuno Corp. (Consumer Durables & Apparel)	267,575
115,600	Nagase & Co. Ltd. (Capital Goods)	1,590,384
508,500	NEC Networks & System Integration Corp. (Software & Services)	19,005,885
73,800	Nichiha Corp. (Capital Goods)	1,773,849
1,198,700	Nichi-iko Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	14,090,143
100,300	Nihon Chouzai Co. Ltd. (Food & Staples Retailing)	3,527,897
423,200	Nihon Unisys Ltd. (Software & Services)	12,905,373
250,800	Nikkiso Co. Ltd. (Health Care Equipment & Services)	3,117,447
380,100	Nikkon Holdings Co. Ltd. (Transportation)	8,769,868
413,900	Nippon Flour Mills Co. Ltd. (Food, Beverage & Tobacco)	6,243,428
12,414,300	Nippon Light Metal Holdings Co. Ltd. (Materials)	23,687,060
461,900	Nippon Paper Industries Co. Ltd. (Materials)	7,516,918

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
140,900	Nishio Rent All Co. Ltd. (Capital Goods)	$ 3,785,699
380,400	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	12,728,492
37,400	Nitto Kogyo Corp. (Capital Goods)	774,235
139,100	Nojima Corp. (Retailing)	2,743,844
211,800	Nomura Co. Ltd. (Commercial & Professional Services)	2,405,385
28,100	Noritake Co. Ltd. (Capital Goods)	1,117,044
133,600	NS Solutions Corp. (Software & Services)	3,924,192
664,000	NSD Co. Ltd. (Software & Services)	10,698,648
85,400	OBIC Business Consultants Co. Ltd. (Software & Services)	3,270,322
323,950	Okinawa Electric Power Co., Inc. (The) (Utilities)	5,967,260
221,600	Open House Co. Ltd. (Real Estate)	5,890,880
210,900	Paramount Bed Holdings Co. Ltd. (Health Care Equipment & Services)	8,730,470
16,993	Premier Investment Corp. (REIT)	25,120,586
157,400	Prima Meat Packers Ltd. (Food, Beverage & Tobacco)	3,479,145
276,200	Relia, Inc. (Commercial & Professional Services)	3,685,169
36,000	Relo Group, Inc. (Real Estate)	961,339
961,100	Rengo Co. Ltd. (Materials)	6,734,481
37,400	Restar Holdings Corp. (Technology Hardware & Equipment)	632,108
23,500	Riken Vitamin Co. Ltd. (Food, Beverage & Tobacco)	844,224
1,188,200	Riso Kyoiku Co. Ltd. (Consumer Services)	3,927,153
303,600	Round One Corp. (Consumer Services)	2,828,245
843,600	SAMTY Co. Ltd. (Real Estate)	14,302,171
15,300	Sangetsu Corp. (Consumer Durables & Apparel)	270,022
21,800	Sanken Electric Co. Ltd. (Semiconductors & Semiconductor Equipment)	549,771
109,800	Sanki Engineering Co. Ltd. (Capital Goods)	1,492,366
372,400	Sanwa Holdings Corp. (Capital Goods)	3,917,306
409,000	Sato Holdings Corp. (Commercial & Professional Services)	11,620,504
388,300	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	25,233,903
17,900	SB Technology Corp. (Software & Services)	391,806
105,100	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,458,731

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
564,500	SCSK Corp. (Software & Services)	$ 30,255,214
827,800	Seiko Holdings Corp. (Consumer Durables & Apparel)	20,178,831
669,600	Seino Holdings Co. Ltd. (Transportation)	8,558,950
8,000	Seiren Co. Ltd. (Consumer Durables & Apparel)	102,124
22,784	Sekisui House Reit, Inc. (REIT)	19,555,277
170,200	Senko Group Holdings Co. Ltd. (Transportation)	1,360,786
259,200	Shikoku Electric Power Co., Inc. (Utilities)	2,198,156
108,500	Shimachu Co. Ltd. (Retailing)	3,097,062
1,348,500	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	15,828,911
379,000	Shinmaywa Industries Ltd. (Capital Goods)	4,925,032
6,000	Sinko Industries Ltd. (Capital Goods)	93,178
147,900	Sintokogio Ltd. (Capital Goods)	1,261,921
1,527,500	SKY Perfect JSAT Holdings, Inc. (Media & Entertainment)	6,570,713
114,100	St Marc Holdings Co. Ltd. (Consumer Services)	2,387,349
85,400	Starts Corp., Inc. (Consumer Durables & Apparel)	2,062,140
4,000	Strike Co. Ltd. (Diversified Financials)	170,553
326,400	Sugi Holdings Co. Ltd. (Food & Staples Retailing)	16,353,315
237,600	Sumitomo Osaka Cement Co. Ltd. (Materials)	9,659,949
510,600	Sumitomo Warehouse Co. Ltd. (The) (Transportation)	6,615,326
32,000	Sun Frontier Fudousan Co. Ltd. (Real Estate)	357,344
31,700	Taikisha Ltd. (Capital Goods)	1,083,969
63,100	Taiyo Yuden Co. Ltd. (Technology Hardware & Equipment)	1,819,485
2,626,900	Takara Leben Co. Ltd. (Real Estate)	11,703,822
809,500	Takuma Co. Ltd. (Capital Goods)	8,825,471
197,000	Tama Home Co. Ltd. (Consumer Durables & Apparel)	2,317,501
68,700	Tamron Co. Ltd. (Consumer Durables & Apparel)	1,459,113
386,100	Tanseisha Co. Ltd. (Commercial & Professional Services)	4,339,980
22,900	Tatsuta Electric Wire and Cable Co. Ltd. (Capital Goods)	120,587
4,500	TechnoPro Holdings, Inc. (Commercial & Professional Services)	297,974
28,200	T-Gaia Corp. (Retailing)	693,492

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
769,500	TIS, Inc. (Software & Services)	$ 46,228,761
21,400	TKC Corp. (Software & Services)	1,059,551
108,700	Toa Corp. (Capital Goods)(a)	1,547,268
633,600	Toho Holdings Co. Ltd. (Health Care Equipment & Services)	13,012,024
1,700	Token Corp. (Consumer Durables & Apparel)	117,583
309,600	Tokyo Dome Corp. (Consumer Services)	2,904,935
160,900	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,598,331
141,600	Tokyo Steel Manufacturing Co. Ltd. (Materials)	1,060,842
205,700	Tokyo Tatemono Co. Ltd. (Real Estate)	3,323,578
27,200	Tokyotokeiba Co. Ltd. (Consumer Services)	799,520
1,080,300	Tosei Corp. (Real Estate)	13,942,827
542,900	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	12,396,770
344,200	Toyo Tanso Co. Ltd. (Capital Goods)	6,401,100
148,200	Transcosmos, Inc. (Software & Services)	3,827,507
207,800	Universal Entertainment Corp. (Consumer Durables & Apparel)	6,093,341
1,011,200	Ushio, Inc. (Capital Goods)	14,795,911
27,200	Valor Holdings Co. Ltd. (Food & Staples Retailing)	475,342
5,900	ValueCommerce Co. Ltd. (Media & Entertainment)	137,286
504,000	Vision, Inc. (Telecommunication Services)*(a)	6,583,392
268,900	Wakita & Co. Ltd. (Capital Goods)	2,487,382
387,400	Yellow Hat Ltd. (Retailing)	6,167,000
10,800	Yokohama Reito Co. Ltd. (Food & Staples Retailing)	93,969
327,800	Zenrin Co. Ltd. (Media & Entertainment)	4,416,646

		1,219,829,620

Jersey – 0.0%
243,139	Sanne Group plc (Diversified Financials)	1,929,601

Netherlands – 5.9%
233,686	Aalberts NV (Capital Goods)	10,202,866
112,972	Arcadis NV (Capital Goods)	2,566,137
375,459	ASM International NV (Semiconductors & Semiconductor Equipment)	45,628,223
264,664	ASR Nederland NV (Insurance)	9,847,915

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
991,689	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	$ 41,984,656
297,324	Euronext NV (Diversified Financials)(b)	25,772,932
259,834	Flow Traders (Diversified Financials)(b)	6,063,074
31,451	Intertrust NV (Commercial & Professional Services)(b)	560,184
19,397,589	Pharming Group NV (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	28,398,292
1,429,393	Signify NV (Capital Goods)(b)	47,637,148
349,050	SRH NV (Diversified Financials)*(a)(d)	—
170,956	TKH Group NV CVA (Capital Goods)	9,037,639
75,078	TomTom NV (Consumer Durables & Apparel)*	814,896

		228,513,962

New Zealand – 0.4%
2,861,896	Air New Zealand Ltd. (Transportation)	5,198,097
1,766,260	Contact Energy Ltd. (Utilities)	8,454,281

		13,652,378

Norway – 2.6%
7,079	Atea ASA (Software & Services)*	91,879
870,772	Austevoll Seafood ASA (Food, Beverage & Tobacco)	8,525,054
4,891,586	Elkem ASA (Materials)(b)	12,243,635
837,438	Entra ASA (Real Estate)(b)	14,291,681
1,538,539	Europris ASA (Retailing)(b)	5,594,512
1,414,004	Golden Ocean Group Ltd. (Transportation)	6,409,783
230,118	Grieg Seafood ASA (Food, Beverage & Tobacco)	3,526,196
763,370	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	4,952,915
708,901	Nordic Semiconductor ASA (Semiconductors & Semiconductor Equipment)*	4,516,914
333,931	Salmar ASA (Food, Beverage & Tobacco)	16,332,977
136,260	Scatec Solar ASA (Utilities)(b)	2,321,649
341,893	SpareBank 1 Nord Norge (Banks)	2,869,568
559,897	SpareBank 1 SMN (Banks)	6,184,588
196,300	SpareBank 1 SR-Bank ASA (Banks)	2,091,488
426,153	Storebrand ASA (Insurance)	3,274,034
78,619	TGS NOPEC Geophysical Co. ASA (Energy)	1,998,324
311,099	Veidekke ASA (Capital Goods)	3,923,427

		99,148,624

Portugal – 0.2%
793,851	Altri SGPS SA (Materials)	4,899,810
414,431	NOS SGPS SA (Media & Entertainment)	2,151,060

		7,050,870

Shares	Description	Value

Common Stocks – (continued)
Singapore – 0.2%
1,438,500	China Aviation Oil Singapore Corp. Ltd. (Energy)	$ 1,203,989
11,843,200	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	1,811,031
960,200	Singapore Post Ltd. (Transportation)	628,049
6,028,610	Yanlord Land Group Ltd. (Real Estate)	5,041,908

		8,684,977

Spain – 2.6%
496,658	Acerinox SA (Materials)	4,835,309
313,987	Almirall SA (Pharmaceuticals, Biotechnology & Life Sciences)	4,643,837
427,730	Applus Services SA (Commercial & Professional Services)	4,963,199
650,569	Cia de Distribucion Integral Logista Holdings SA (Transportation)	14,598,163
122,651	Construcciones y Auxiliar de Ferrocarriles SA (Capital Goods)	5,447,845
265,905	Faes Farma SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,449,089
667,920	Global Dominion Access SA (Software & Services)*(b)	2,448,201
353,133	Inmobiliaria Colonial SOCIMI SA (REIT)	4,731,848
470,104	Lar Espana Real Estate Socimi SA (REIT)	3,482,744
30,191	Let’s GOWEX SA (Telecommunication Services)*(d)(e)	—
3,180,159	Merlin Properties Socimi SA (REIT)	45,105,572
540,029	Neinor Homes SA (Consumer Durables & Apparel)*(b)	5,891,060
42,982	Pharma Mar SA (Pharmaceuticals, Biotechnology & Life Sciences)*	197,255
172,918	Talgo SA (Capital Goods)*(b)	1,143,218

		98,937,340

Sweden – 5.0%
1,700,731	Arjo AB Class B (Health Care Equipment & Services)	8,146,911
1,504,832	Betsson AB (Consumer Services)*	6,453,192
710,766	Bilia AB Class A (Retailing)	7,818,729
92,790	BillerudKorsnas AB (Materials)	1,192,340
38,485	BioArctic AB (Pharmaceuticals, Biotechnology & Life Sciences)(b)	361,388

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
18,660	BioGaia AB Class B (Pharmaceuticals, Biotechnology & Life Sciences)	$ 807,695
467,721	Biotage AB (Pharmaceuticals, Biotechnology & Life Sciences)	5,844,297
430,606	Bure Equity AB (Diversified Financials)	9,588,038
1,406,606	Cloetta AB Class B (Food, Beverage & Tobacco)	4,957,980
1,053,931	Dios Fastigheter AB (Real Estate)	9,718,953
727,006	Dometic Group AB (Automobiles & Components)(b)	6,611,729
158,702	Evolution Gaming Group AB (Consumer Services)(b)	4,901,039
1,394,723	Fabege AB (Real Estate)	23,907,844
1,027,478	Getinge AB Class B (Health Care Equipment & Services)	17,498,204
43,512	Hufvudstaden AB Class A (Real Estate)	862,384
277,395	Inwido AB (Capital Goods)	2,091,938
419,516	Klovern AB Class B (Real Estate)	1,052,154
1,378,940	Kungsleden AB (Real Estate)	14,696,241
565,618	LeoVegas AB (Consumer Services)(a)(b)	1,739,116
836,049	Lindab International AB (Capital Goods)	9,460,842
443,395	Mycronic AB (Technology Hardware & Equipment)	8,629,942
4,026,478	NetEnt AB (Consumer Services)*	10,330,844
1,465,037	Nobia AB (Consumer Durables & Apparel)	10,802,042
1,268,270	Nobina AB (Transportation)(b)	9,630,363
199,471	Nolato AB Class B (Capital Goods)	11,556,673
89,175	Sagax AB Class D (Real Estate)	339,030
63,034	Swedish Orphan Biovitrum AB (Pharmaceuticals, Biotechnology & Life Sciences)*	1,121,918
161,573	Vitrolife AB (Pharmaceuticals, Biotechnology & Life Sciences)	3,387,344

		193,509,170

Switzerland – 5.2%
22,247	Allreal Holding AG (Registered) (Real Estate)*	4,619,394
1,712	Bachem Holding AG (Registered) Class B (Pharmaceuticals, Biotechnology & Life Sciences)	307,136
114,712	Bucher Industries AG (Registered) (Capital Goods)	38,362,290
1,148	Conzzeta AG (Registered) (Capital Goods)	1,303,711

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
228,389	Flughafen Zurich AG (Registered) (Transportation)	$ 39,678,703
251	Forbo Holding AG (Registered) (Consumer Durables & Apparel)	430,785
2,178	Georg Fischer AG (Registered) (Capital Goods)	2,135,914
221,977	Helvetia Holding AG (Registered) (Insurance)	31,910,539
204,575	Huber + Suhner AG (Registered) (Capital Goods)	15,292,151
253	Inficon Holding AG (Registered) (Technology Hardware & Equipment)	195,161
480	Interroll Holding AG (Registered) (Capital Goods)	938,197
39,508	Kardex AG (Registered) (Capital Goods)	6,735,577
33,296	Landis+Gyr Group AG (Technology Hardware & Equipment)*	3,051,392
1,863,917	OC Oerlikon Corp. AG (Registered) (Capital Goods)	19,851,856
6,493	PSP Swiss Property AG (Registered) (Real Estate)	981,787
8,654	Siegfried Holding AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	4,002,429
89,889	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	25,411,360
47,054	VAT Group AG (Capital Goods)*(b)	7,102,664

		202,311,046

Ukraine – 0.0%
55,494	Ferrexpo plc (Materials)	101,823

United Kingdom – 15.0%
872,143	Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)	16,054,208
939,788	Ascential plc (Media & Entertainment)(b)	4,517,617
499,031	Assura plc (REIT)	512,679
903,454	Bellway plc (Consumer Durables & Apparel)	47,541,489
1,388,282	Bodycote plc (Capital Goods)	15,701,584
7,705,295	boohoo Group plc (Retailing)*	30,758,548
278,378	Brewin Dolphin Holdings plc (Diversified Financials)	1,323,353
318,817	Card Factory plc (Retailing)	373,004
462,756	Computacenter plc (Software & Services)	10,962,583
323,104	ConvaTec Group plc (Health Care Equipment & Services)(b)	885,160
221,230	Countryside Properties plc (Consumer Durables & Apparel)(b)	1,425,615

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
74,748	Crest Nicholson Holdings plc (Consumer Durables & Apparel)	$ 492,707
191,754	Dart Group plc (Transportation)	4,304,590
368,466	Dialog Semiconductor plc (Semiconductors & Semiconductor Equipment)*	16,185,558
297,029	Diploma plc (Capital Goods)	7,640,578
1,505,711	Drax Group plc (Utilities)	5,408,153
378,301	Dunelm Group plc (Retailing)	5,796,308
291,587	Euromoney Institutional Investor plc (Media & Entertainment)	4,712,897
95,389	Forterra plc (Materials)(b)	414,412
81,074	Frasers Group plc (Retailing)*	504,672
69,850	Games Workshop Group plc (Consumer Durables & Apparel)	6,104,642
82,682	Go-Ahead Group plc (The) (Transportation)	2,236,039
487,608	Grainger plc (Real Estate)	1,903,854
3,694,894	Great Portland Estates plc (REIT)	45,434,250
944,508	Greggs plc (Consumer Services)	28,112,402
50,815	Halfords Group plc (Retailing)	109,845
1,957,579	Hays plc (Commercial & Professional Services)	4,011,894
1,797,216	HomeServe plc (Commercial & Professional Services)	30,424,728
252,274	Howden Joinery Group plc (Capital Goods)	2,288,604
3,141,629	Ibstock plc (Materials)(b)	12,053,412
5,035,222	IG Group Holdings plc (Diversified Financials)	44,136,133
270,284	IMI plc (Capital Goods)	3,928,784
1,279,395	Inchcape plc (Retailing)	11,099,628
271,666	Intermediate Capital Group plc (Diversified Financials)	6,230,496
3,196,079	Jupiter Fund Management plc (Diversified Financials)	16,215,736
15,351,726	Man Group plc (Diversified Financials)	31,114,125
846,732	Marshalls plc (Materials)	8,827,475
6,392,791	Moneysupermarket.com Group plc (Retailing)	27,441,380
47,012	Morgan Advanced Materials plc (Capital Goods)	193,688
6,904	Morgan Sindall Group plc (Capital Goods)	167,019
205,808	OneSavings Bank plc (Banks)	1,159,369
1,167,321	Pagegroup plc (Commercial & Professional Services)	7,038,249
1,409,222	Paragon Banking Group plc (Banks)	9,453,259
106,170	Phoenix Group Holdings plc (Insurance)	1,059,850
1,958,817	Playtech plc (Consumer Services)	8,926,418
5,485	Rathbone Brothers plc (Diversified Financials)	142,267

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
1,871,433	Redrow plc (Consumer Durables & Apparel)	$ 19,646,257
3,674,002	Rotork plc (Capital Goods)	14,721,403
422,528	RWS Holdings plc (Commercial & Professional Services)	3,202,623
1,164,032	Safestore Holdings plc (REIT)	12,373,689
411,588	Spirent Communications plc (Technology Hardware & Equipment)	1,203,857
464,254	SSP Group plc (Consumer Services)	3,940,229
38,643	St Modwen Properties plc (Real Estate)	251,568
394,854	Stagecoach Group plc (Transportation)	711,717
1,408,728	Tritax Big Box REIT plc (REIT)	2,596,075
54,223	UNITE Group plc (The) (REIT)	910,444
117,364	Vesuvius plc (Capital Goods)	674,159
1,864,456	Vistry Group plc (Consumer Durables & Apparel)	33,975,796
61,436	Watkin Jones plc (Real Estate)	200,341
50,491	Workspace Group plc (REIT)	810,748

		580,548,167

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $3,483,059,429)		$3,781,508,783

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(f) – 1.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
65,941,004	1.535%	$ 65,941,004
(Cost $65,941,004)

TOTAL INVESTMENTS – 99.6% (Cost $3,549,000,433)		$3,847,449,787

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		15,451,233

NET ASSETS – 100.0%		$3,862,901,020

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $–, which represents approximately 0.0% of the Fund’s net assets as of January 31, 2020.

Restricted Security	Acquisition Date	Cost
Let’s GOWEX SA(Common Stocks)	05/14/14 - 05/30/14	$782,023

(f)	Represents an Affiliated Issuer.

Investment Abbreviations:
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	460	03/20/2020	$18,564,831	$(621,314)
FTSE 100 Index	88	03/20/2020	8,387,024	(375,134)
Hang Seng Index	5	02/27/2020	844,417	(30,017)
MSCI Singapore Index	32	02/27/2020	854,170	(10,965)
SPI 200 Index	37	03/19/2020	4,305,882	(17,094)
TOPIX Index	96	03/12/2020	14,875,548	(464,944)

Total Futures Contracts				$(1,519,468)

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2020:

EMERGING MARKETS EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$52,303,758	$17,170,957	$—
Asia	377,830,441	1,078,151,471	—
Europe	1,059,550	31,136,308	—
North America	60,171,151	—	—
South America	133,497,785	133,587	—
Securities Lending Reinvestment Vehicle	10,395,050	—	—

Total	$635,257,735	$1,126,592,323	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(126,959)	$—	$—

INTERNATIONAL EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,252,676	$740,251,395	$—
Australia and Oceania	16,569,818	231,724,175	—
Europe	79,860,329	1,910,477,367	—
North America	8,521,345	10,631,284	—

Total	$106,204,168	$2,893,084,221	$—

INTERNATIONAL SMALL CAP INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$105,925,139	$1,196,272,339	$—
Australia and Oceania	13,549,679	351,354,016	—
Europe	673,255,143	1,441,152,467	—
Securities Lending Reinvestment Vehicle	65,941,004	—	—

Total	$858,670,965	$2,988,778,822	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(1,519,468)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.